Liability Related to Warrants - Summary of Fair Value of Derivative Warrant Liabilities Estimated Using Black-Scholes Option Pricing Model (Details) - Black-Scholes Option Pricing Model	Mar. 31, 2023 $ / shares	Jan. 12, 2023	Oct. 11, 2022	Mar. 31, 2022 $ / shares
2020 Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input				7.70
2020 Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input				78.75
2020 Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input				2.44
2020 Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input				3.57
2020 Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input				83.2
2021 Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input				7.70
2021 Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input				78.75
2021 Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input				2.49
2021 Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input				4.39
2021 Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input				83.5
Series A Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.54			7.70
Series A Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	11.20			11.20
Series A Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	3.66			1.94
Series A Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	4.46			5.46
Series A Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	104.1			77.5
Series B Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.54			7.70
Series B Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	11.20			11.20
Series B Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	4.92			1.46
Series B Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.46			1.46
Series B Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	178.2			87.0
Series C Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.54			2.90
Series C Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	2.32			2.32
Series C Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	3.68			3.38
Series C Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	4.23			5.00
Series C Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	106.6			84.0
Series D Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.54			2.90
Series D Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	2.32			2.32
Series D Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	4.51			3.21
Series D Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	1.23			2.00
Series D Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	147.0			88.7
Series E Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.54		1.54
Series E Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	1.62		1.62
Series E Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	3.65		4.14
Series E Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	4.53		5.00
Series E Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	103.7		90.4
January 2023 Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.54	0.53
January 2023 Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.53	0.53
January 2023 Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	3.62	3.53
January 2023 Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	4.79	5.00
January 2023 Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	103.9	98.2